Consolidation Statements of Changes in Equity - USD ($)		Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Shareholders' Equity	Non-controlling Interest	Total
Balance at Mar. 31, 2019		$ 32,000	$ 217,395	$ 222,180	$ 6,421,944	$ (407,169)	$ 6,486,350	$ 211,353	$ 6,697,703
Balance (in Shares) at Mar. 31, 2019	[1]	3,200,000
Common stock issued net of stock issuance costs		$ 11,810	4,581,989				4,593,799		4,593,799
Common stock issued net of stock issuance costs (in Shares)	[1]	1,181,033
Net income (loss) for the year					(1,688,701)		(1,688,701)	47,614	(1,641,087)
Appropriation of statutory reserve				9,244	(9,244)
Foreign currency translation loss						(326,859)	(326,859)	(24,427)	(351,286)
Balance at Mar. 31, 2020		$ 43,810	4,799,384	231,424	4,723,999	(734,028)	9,064,589	234,540	9,299,129
Balance (in Shares) at Mar. 31, 2020	[1]	4,381,033
Common stock issued
Net income (loss) for the year					681,051		681,051	341,087	1,022,138
Appropriation of statutory reserve				92,396	(92,396)
Foreign currency translation loss						455,848	455,848	31,309	487,157
Balance at Mar. 31, 2021		$ 43,810	4,799,384	323,820	5,312,654	(278,180)	10,201,488	606,936	10,808,424
Balance (in Shares) at Mar. 31, 2021	[1]	4,381,033
Common stock issued		$ 591	(591)
Common stock issued (in Shares)	[1]	59,052
Net income (loss) for the year					743,006		743,006	159,396	902,402
Appropriation of statutory reserve				333,509	(333,509)
Foreign currency translation loss						276,990	276,990	22,324	299,314
Balance at Mar. 31, 2022		$ 44,401	$ 4,798,793	$ 657,329	$ 5,722,151	$ (1,190)	$ 11,221,484	$ 788,656	$ 12,010,140
Balance (in Shares) at Mar. 31, 2022	[1]	4,440,085

[1]	Retrospectively restated for effect of stock split and reorganization